Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 01, 2016
Registrant Name	FORUM FUNDS II
Central Index Key	0001576367
Amendment Flag	false
Document Creation Date	Feb. 26, 2016
Document Effective Date	Feb. 26, 2016
Prospectus Date	Mar. 01, 2016